Rule 497(e)
                                      Registration Nos. 333-182308 and 811-22717


                      FIRST TRUST EXCHANGE-TRADED FUND VI
                                 (the "Trust")

                     FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF
              FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF
                FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF
               FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND
             FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF
                       FIRST TRUST RBA QUALITY INCOME ETF
            INTERNATIONAL MULTI ASSET DIVERSIFIED INCOME INDEX FUND
                   MULTI ASSET DIVERSIFIED INCOME INDEX FUND
                 (each a "Fund" and collectively, the "Funds")

              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2016
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 16, 2016
                                      AND
           STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2016


                              DATED MARCH 18, 2016


      Notwithstanding anything to the contrary in the Funds' Prospectus or Statement of Additional Information, Chris A. Peterson, CFA, Senior Vice President of First Trust Advisors L.P. ("First Trust"), is now a member of each Fund's Investment Committee, and will serve as a member of each Fund's portfolio management team beginning on or about March 18, 2016.

            Chris A. Peterson, CFA, is a Senior Vice President and head of First Trust's strategy research group. He joined First Trust in January of 2000. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies. Mr. Peterson received his B.S. in Finance from Bradley University in 1997 and his M.B.A. from the University of Chicago Booth School of Business in 2005. He has over 18 years of financial services industry experience and is a recipient of the Chartered Financial Analyst designation.

            As of February 29, 2016, Chris A. Peterson managed the investment vehicles with the number of accounts and assets set forth in the table below:

                                                    OTHER
                              REGISTERED            POOLED
                              INVESTMENT          INVESTMENT            OTHER
                              COMPANIES            VEHICLES           ACCOUNTS
                              NUMBER OF           NUMBER OF           NUMBER OF
                               ACCOUNTS            ACCOUNTS           ACCOUNTS
    PORTFOLIO MANAGER         ($ ASSETS)          ($ ASSETS)         ($ ASSETS)

    Chris A. Peterson            N/A                 N/A                 N/A


           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE